Note 17 - Restructuring Costs (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Restructuring and Related Costs [Table Text Block]
	Year Ended June 30, 2024
	Severance and Employee Benefits (1)	Exit and Disposal Activities (1)	Total
	(in thousands)
Closure of Grand Prairie, Texas manufacturing site	$1,125	$1,031	$2,156